Expense Example - AQR Alternative Risk Premia Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	325	1,016	1,730	3,623	350	1,091	1,853	3,854	315	989	1,686	3,540